OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor

New York, New York 10281-1008

January 22, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:  Oppenheimer International Growth Fund
Post-Effective Amendment No. 20 under the Securities Act and

       Amendment No. 22 under the Investment Company Act

       File Nos.333-00201; 811-07489

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf Oppenheimer International Growth Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 20 under the Securities Act and Amendment No. 22 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, to comply with the requirements of Securities and Exchange Commission (“Commission”) release 33-8998, adopting amendments to Form N-1A that require every prospectus to include a summary section at the front of the prospectus. This filing also includes certain non-material changes.

We anticipate that an amendment to the Registration Statement will be filed on or about March 30, 2010, including (i) audited financial statements for the Registrant’s fiscal year ended November 30, 2009; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing should become effective on March 30, 2010, as indicated on the facing page of this Amendment.

In order to expedite review and achieve consistency in how we address the disclosure requirements of SEC release 33-8998 we request that you address any comments on this filing, to the undersigned:

Nancy Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281
212-323-5089
nvann@Oppenheimerfunds.com

Sincerely,

/s/Mitchell J. Lindauer

Mitchell J. Lindauer
Vice President & Assistant General Counsel

Attachments

cc:     Kathleen Ives
    Nancy Vann

         Gloria LaFond

             Carlos Santiago